Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Reserves [member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Apr. 30, 2021	$ 75,636	$ 72,985	$ 6,352		$ (7,886)	$ 4,185
Balance, Shares at Apr. 30, 2021		74,604,531
Common shares issued upon exercise of warrants	14,968	$ 16,890	(1,922)
Common shares issued upon exercise of warrants, Shares		7,543,495
Common shares issued upon exercise of options	532	$ 742	(210)
Common shares issued upon exercise of options, Shares		152,500
Common shares issued to acquire royalties	4,113	$ 4,113
Common shares issued to acquire royalties, Shares		970,017
Public offering: Common shares issued for cash	25,010	$ 25,010
Public offering: Common shares issued for cash, Shares		6,100,000
Public offering: Underwriters' fees and issuance costs	(1,646)	$ (1,646)
At-the-Market offering: Common shares issued for cash	35,231	$ 35,231
At-the-Market offering: Common shares issued for cash, Shares		6,175,771
At-the-Market offering Agents' fees and issuance costs	(881)	$ (881)
Share-based compensation	1,268		1,268
Net loss for the year	(4,257)				(4,257)
Other comprehensive income	14,662					14,662
Balance at Apr. 30, 2022	164,636	$ 152,444	5,488		(12,143)	18,847
Balance, Shares at Apr. 30, 2022		95,546,314
Common shares issued upon exercise of warrants	382	$ 430	(48)
Common shares issued upon exercise of warrants, Shares		190,894
Common shares issued upon exercise of options	131	$ 179	(48)
Common shares issued upon exercise of options, Shares		37,500
At-the-Market offering: Common shares issued for cash	14,589	$ 14,589
At-the-Market offering: Common shares issued for cash, Shares		4,029,021
At-the-Market offering Agents' fees and issuance costs	(365)	$ (365)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments					6,131	(6,131)
Share-based compensation	927			$ 927
Net loss for the year	(5,843)				(5,843)
Other comprehensive income	912					912
Balance at Apr. 30, 2023	$ 175,369	$ 167,277	$ 6,319		$ (11,855)	$ 13,628
Balance, Shares at Apr. 30, 2023		99,803,729